Investment in securities - Pledged Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Available-for-sale, Amortised cost	$ 211,342	$ 304,493
Available-for-sale, Fair value	212,995	307,513
Held-to-maturity, Amortised cost	320,942	372,546
Held-to-maturity, Fair value	$ 315,635	$ 372,868